Lease Arrangements - Summary of Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 11,238	$ 11,103		$ 367
Additions to right-of-use assets	4,415	4,369	$ 4,669
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	4,072	3,982	3,985
Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7,577	7,175
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	2,939	2,863	2,789
Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,754	1,727
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	787	770	786
Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,907	2,201
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	$ 346	$ 349	$ 410